Regulatory Matters and Stockholders' Equity (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters and Stockholders' Equity [Abstract]
Total capital (to risk weighted assets), Amount	$ 80,747	$ 75,846
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	38,596	37,611
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	48,245	47,014
Total capital (to risk weighted assets), Ratio	16.74%	16.13%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	75,245	70,381
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	19,298	18,806
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	28,947	28,208
Tier 1 capital (to risk weighted assets), Ratio	15.60%	14.97%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Amount	75,245	70,381
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	26,862	26,215
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 33,577	$ 32,769
Tier 1 capital (to average assets), Ratio	11.20%	10.74%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%